Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 13 – RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties in the years ended December 31, 2019, 2018 and 2017:

Name of Related Party	Nature of Relationship
Yuebiao Li	Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO")

Zhuo Zhang	Principal shareholder, Director, Chief Financial Officer ("CFO")

Yue Zhang	Principal shareholder, Zhuo Zhang's sister

Xiaojun Chen	Husband of Zhuo Zhang

Heilongjiang Binteer Environmental Protection Equipment Manufacturing Co., Ltd. ("Heilongjiang Binteer")	Established by Yuebiao Li, in May 2014, Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016.

Daqing Wanjieyuan Water Treatment Equipment Sales Co., Ltd. ("Daqing Wanjieyuan")	Controlled by Yuebiao Li, the entity was dissolved in June 2017.

Mojie Technology (Beijing) Co., Ltd. ("Mojie")	Established and controlled by Yuebiao Li and Zhuo Zhang. All of the equity interest was transferred to a third party in July 2015. The entity was dissolved in February 2019.

Yantai Jinna Commerce Co., Ltd. ("Jinna")	Significantly influenced by Yue Zhang, principal shareholder and sister of Zhuo Zhang. Jinna was dissolved during 2016.

Shandong Jinmo Recycled Water Resource Co., Ltd. ("Jinmo")	A subsidiary that was incorporated on March 19, 2015 and disposed on December 8, 2016 for consideration of RMB 220,000 (approximately $31,678) to Entity A.

Yantai Hengqingyuan Eco- Technology Co., Ltd ("Hengqingyuan")	Jinzheng holds 20% equity interest.

Yantai Jincai Eco-Technology Co., Ltd ("Jincai")	Jinzheng holds 40% equity interest.

Entity A and its subsidiaries	Entity A is 45% owned by Entity D

Entity B	Significantly influenced by the Company

Entity C	Significantly influenced by the Company

Entity D and its subsidiary	Significantly influenced by the Company

Revenues from related parties and accounts receivable - related parties, net

The Company primarily provides products such as membranes, components and wastewater filtration equipment to Heilongjiang Binteer, Hengqingyuan, Entity A and its subsidiaries, and Entity D's subsidiary. For the years ended December 31, 2019, 2018 and 2017, the Company generated total net related party revenues in the amount of $13,857,014, $21,066,741 and $9,146,994, respectively. The net accounts receivable from related parties amounted to $2,392,087 and $1,948,009 as of December 31, 2019 and 2018, respectively.

Net revenues from related parties consisted of the following:

	For the Years Ended December 31,
	2019	2018	2017
Heilongjiang Binteer	$6,792	$-	$-
Hengqingyuan	1,921,811	-	-
Entity A and its subsidiaries	11,030,663	20,750,159	8,917,627
Entity B	-	107,894	229,367
Entity D's subsidiary	897,748	208,688	-
Net revenues from related parties	$13,857,014	$21,066,741	$9,146,994

Accounts receivable from related parties consisted of the following:

	For the Years Ended December 31,
	2019	2018
Entity A and its subsidiaries	$1,460,103	$1,286,405
Entity B	624,312	661,604
Entity D's subsidiary	931,984	-
Accounts receivable from related parties	3,016,399	1,948,009
Less: allowance for doubtful accounts	(624,312)	-
Accounts receivable from related parties, net	$2,392,087	$1,948,009

The movement of allowance for doubtful accounts for accounts receivable from related parties consisted of the following:

	For the Years Ended December 31,
	2019	2018
Allowance for doubtful account, beginning balance	$-	$135,946
Increase	624,312	-
Decrease	-	(128,631)
Effects of foreign exchange rate	-	(7,315)
Allowance for doubtful accounts, ending balance	$624,312	$-

Advances from customers - related parties

As of December 31, 2019 and 2018, advances from customers - related parties amounted to $7,254,968 and $586,719, respectively, as follows:

	For the Years Ended December 31,
	2019	2018
Entity A and its subsidiaries	$72,904	$583,894
Heilongjiang Binteer	5,167	-
Entity D's subsidiary	-	2,825
Jincai	7,176,897	-
Advances from customers – related parties	$7,254,968	$586,719

Materials supplied by related parties, service provided by related parties and accounts payable to related parties

The Company purchased membrane modules, membrane filters, and other components of water treatment equipment from Entity D's subsidiary. For the years ended December 31, 2019, 2018 and 2017, the total purchase from related parties amounted to $2,112,484, $1,592,537 and $0, respectively. The Company also subcontracted wastewater treatment service to Entity C, Entity D's subsidiaries, Entity A and its subsidiary. For the years ended December 31, 2019, 2018 and 2017, the services provided by related parties amounted to $12,240,479, $11,488,801 and $1,728,642, respectively. The balance of accounts payable to related parties was $5,225,004 and $3,389,148 as of December 31, 2019 and 2018, respectively.

Materials supplied by related party consisted of the following:

	For the Years Ended December 31,
	2019	2018	2017
Entity D's subsidiary	$2,112,484	$1,592,537	$-
Total	$2,112,484	$1,592,537	$-

Services provided by related parties consisted of the following:

	For the Years Ended December 31,
	2019	2018	2017
Entity C	$2,536,720	$5,279,255	$1,728,642
Entity A and its subsidiary	7,521,286	5,918,396	-
Entity D's subsidiaries	2,182,473	291,150	-
Total	$12,240,479	$11,488,801	$1,728,642

Accounts payable - related parties consisted of the following:

	December 31,
	2019	2018
Entity C	$1,318,692	$1,985,136
Entity A and its subsidiary	2,537,333	1,197,328
Entity D's subsidiaries	1,368,979	206,684
Accounts payable – related parties	$5,225,004	$3,389,148

Cost of revenues from related parties – related parties

During the years ended December 31, 2019, 2018 and 2017, materials purchased from and services provided by related parties in the total amount of $1,450,627, $5,669,252 and $0, respectively, were included in cost of revenues from related parties.

Cost of revenues from related parties consisted of the following:

	For the Years Ended December 31,
	2019	2018	2017
Entity C	$-	$4,296,375	$-
Entity D's subsidiary	1,450,627	1,372,877	-
Total	$1,450,627	$5,669,252	$-

Deposit - related party

During the year ended December 31, 2018, the Company paid $10,180 to Entity A as security deposit for bidding projects, which was included in deposit - related party in the accompanying consolidated balance sheets. During the year ended December 31, 2019, the Company received deposit in full. As of December 31, 2019 and 2018, the balances of deposit - related party was $0 and $10,180.

Due to/from related parties

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business, expense related parties paid on behalf of the Company as well as the loans the Company obtained from related parties for working capital purposes. The loans owed to the related parties are interest free, unsecured and repayable on demand.

For the year ended December 31, 2018, Yuebiao Li and Zhuo Zhang paid operating expenses on behalf of the Company in the amount of $9,703 and these payments were fully reimbursed. For the year ended Decmeber 31, 2019, Yuebiao Li and Zhuo Zhang borrowed traveling expenses from the Company that were fully reimbursed as of December 31, 2019. As of December 31, 2019 and 2018, the balance due to/from Yuebiao Li and Zhuo Zhang was $0.